SOFTWARE DEVELOPMENT COSTS (Schedule of Software Development Costs) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
SOFTWARE DEVELOPMENT COSTS [Abstract]
Software Development Costs	$ 60,000	$ 60,000
Less: Accumulated amortization	(60,000)	(40,000)
Software Development Costs, net		$ 20,000